LEASE LIABILITIES (Details 1)	Jun. 30, 2025 CAD ($)
LEASE LIABILITIES
Less than one year	$ 610,514
One to five years	2,027,316
More than five years	1,587,427
Total undiscounted lease obligation	$ 4,225,257